Note 14 - Income Tax (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2018	2017

Combined statutory rate	26.5%	26.5%
Nondeductible expenses	2.5	2.1
Tax effect of flow through entities	(1.4)	(1.1)
Impact of changes in foreign exchange rates	0.2	0.5
Adjustments to tax liabilities for prior periods	0.2	0.9
Effect of changes in enacted US federal tax rate	-	7.5
Effect of changes in enacted tax rate in other jurisdictions	(0.7)	-
Changes in liability for unrecognized tax benefits	(0.3)	(0.4)
Stock-based compensation	0.9	0.6
Foreign, state, and provincial tax rate differential	(0.2)	2.6
Change in valuation allowance	(0.1)	(0.9)
Contingent acquisition consideration	1.2	1.0
Other	0.5	0.4
Effective income tax rate	29.3%	39.7%

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	2018	2017

Canada	$21,627	$21,814
United States	40,097	33,597
Foreign	120,110	100,570
Total	$181,834	$155,981

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2018	2017

Current
Canada	$5,134	$4,031
United States	1,768	3,235
Foreign	40,221	36,310
	47,123	43,576

Deferred
Canada	1,689	3,185
United States	10,732	20,657
Foreign	(6,284)	(5,511)
	6,137	18,331

Total	$53,260	$61,907

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2018	2017

Loss carry-forwards and other credits	$19,056	$37,869
Expenses not currently deductible	31,508	34,265
Revenue not currently taxable	(8,416)	(15,227)
Stock-based compensation	157	525
Investments	10,628	11,290
Provision for doubtful accounts	4,871	4,221
Financing fees	(83)	162
Net unrealized foreign exchange losses	126	(634)
Depreciation and amortization	(42,257)	(32,035)
Less: valuation allowance	(8,945)	(11,079)
Net deferred income tax asset	$6,645	$29,357

Summary of Operating Loss Carryforwards [Table Text Block]
	Pre-tax loss carry forward		Pre-tax losses not recognized		Pre-tax losses recognized
	2018	2017	2018	2017	2018	2017

Canada	$16,249	$30,904	$27	$24	$16,222	$30,880
United States	1,315	47,720	921	915	394	46,805
Foreign	39,147	50,512	27,363	30,705	11,784	19,807
	Pre-tax loss carry forward		Pre-tax losses not recognized		Pre-tax losses recognized
	2018	2017	2018	2017	2018	2017

Canada	$2,208	$1,881	$1,869	$1,567	$339	$314
United States	1,698	1,671	1,698	1,671	-	-
Foreign	6,285	7,139	6,285	7,139	-	-

Summary of Income Tax Contingencies [Table Text Block]
	2018	2017

Balance, January 1	$1,858	$2,292
Gross increases for tax positions of prior periods	6	18
Amount recognized on acquisitions	289	-
Reduction for lapses in applicable statutes of limitations	(560)	(628)
Foreign currency translation	(133)	176

Balance, December 31	$1,460	$1,858